KEYNOTE SERIES ACCOUNT
Supplement dated September 7, 2010 to the Prospectus dated
May 1, 2010, as previously supplemented
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Transamerica Partners Balanced
The following replaces information in the Prospectus under the section entitled “Transamerica Partners Portfolios — Transamerica Partners Balanced Portfolio —Management”:

Transamerica Partners Balanced

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	BlackRock Financial Management, Inc.

Portfolio Managers:

Matthew Marra, Portfolio Manager since 2010 Eric Pellicciaro, Portfolio Manager since 2010 Rick Rieder, Portfolio Manager since 2010

Sub-Adviser:

J.P. Morgan Investment Management Inc.

Portfolio Managers:

Scott Blasdell, Portfolio Manager since 2010 Terance Chen, Portfolio Manager since 2010 Raffaele Zingone, Portfolio Manager since 2010
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Transamerica Partners Core Bond
The following replaces certain information in the Prospectus under the section entitled “Transamerica Partners Portfolios — Transamerica Partners Core Bond Portfolio — Management”:

Portfolio Managers:

Matthew Marra, Portfolio Manager since 2007
Eric Pellicciaro, Portfolio Manager since 2010
Rick Rieder, Portfolio Manager since 2010
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Transamerica Partners Inflation-Protected Securities
The following replaces certain information in the Prospectus under the section entitled “Transamerica Partners Portfolios — Transamerica Partners Inflation-Protected Securities Portfolio — Management”:

Portfolio Managers:

Martin Hegarty, Portfolio Manager since 2010
Stuart Spodek, Portfolio Manager since 2007
Brian Weinstein, Portfolio Manager since 2007
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Transamerica Partners Balanced
The following replaces the information in the Prospectus under the section entitled “Management of Transamerica Partners Portfolios — Portfolio Managers.”

Positions Over Past
Name/Year Joined Fund	Role	Employer	Five Years
Matthew Marra/2010	Portfolio Manager	BlackRock	Managing Director
Eric Pellicciaro/2010	Portfolio Manager	BlackRock	Managing Director of BlackRock, Inc. since 2005; Head of the Global Rates Investment Team within BlackRock’s Fundamental Fixed Income Portfolio Management Group
Rick Rieder/2010	Portfolio Manager	BlackRock	Chief Investment Officer of Fixed Income, Fundamental Portfolios, and head of Corporate Credit and Multi-Sector and Mortgage Groups; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Lehman Brothers from 1987 to 2008, most recently as head of Global Principal Strategies team and Credit Businesses
Scott Blasdell/2010	Portfolio Manager	JPMorgan	Portfolio Manager
Terance Chen/2010	Portfolio Manager	JPMorgan	Portfolio Manager
Raffaele Zingone/2010	Portfolio Manager	JPMorgan	Portfolio Manager
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Transamerica Partners Core Bond
The following replaces the information in the Prospectus under the section entitled “ Management of Transamerica Partners Portfolios — Portfolio Managers.”

Positions Over Past
Name/Year Joined Fund	Role	Employer	Five Years
Matthew Marra/2007	Portfolio Manager	BlackRock	Managing Director
Eric Pellicciaro/2010	Portfolio Manager	BlackRock	Managing Director of BlackRock, Inc. since 2005; Head of the Global Rates Investment Team within BlackRock’s Fundamental Fixed Income Portfolio Management Group
Rick Rieder/2010	Portfolio Manager	BlackRock	Chief Investment Officer of Fixed Income, Fundamental Portfolios, and head of Corporate Credit and Multi-Sector and Mortgage Groups; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Lehman Brothers from 1987 to 2008, most recently as head of Global Principal Strategies team and Credit Businesses
* * *
Transamerica Partners Inflation-Protected Securities
The following replaces the information in the Prospectus under the section entitled “Management of Transamerica Partners Portfolios — Portfolio Managers.”

Positions Over Past
Name/Year Joined Fund	Role	Employer	Five Years
Martin Hegarty/2010	Portfolio Manager	BlackRock	Managing Director of BlackRock, Inc. since 2010; co-head of BlackRock’s Global Inflation-Linked Portfolios since 2010; Director of Bank of America Merrill Lynch from 2005 to 2009
Stuart Spodek/2007	Portfolio Manager	BlackRock	Managing Director
Brian Weinstein/2007	Portfolio Manager	BlackRock	Managing Director
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Investors Should Retain this Supplement for Future Reference

KEYNOTE SERIES ACCOUNT
Supplement dated September 7, 2010 to the Statement of Additional Information dated
May 1, 2010, as previously supplemented
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The following information supplements and amends certain information in the Statement of Additional Information (the “SAI”) in the section entitled “Transamerica Partners Portfolios — Management of Transamerica Partners Portfolios — Subadvisers” relating to BlackRock Financial Management, Inc.:
Matthew Marra, Eric Pellicciaro and Rick Rieder are responsible for the day-to-day management of the Balanced and Core Bond Portfolios on behalf of BlackRock.
As of July 30, 2010, Mr. Pellicciaro managed assets for (i) 20 other registered investment companies having approximately $14.63 billion in total assets (BlackRock’s advisory fee was not based on the performance of any such registered investment companies), (ii) 2 other pooled investment vehicles having approximately $425.4 million in total assets (with BlackRock’s advisory fee being based on performance for 1 such pooled investment vehicles, which had approximately $192.5 million in total assets), and (iii) 0 separately managed accounts having approximately $0 in total assets, which also had an advisory fee with a performance-based component.
As of July 30, 2010, Mr. Rieder managed assets for (i) 14 other registered investment companies having approximately $10.89 billion in total assets (BlackRock’s advisory fee was not based on the performance of any such registered investment companies), (ii) 4 other pooled investment vehicles having approximately $1.63 billion in total assets (BlackRock’s advisory fee was not based on the performance of any such pooled investment vehicles), and (iii) 1 separately managed account having approximately $76.4 million in total assets (BlackRock’s advisory fee was not based on the performance of any such separately managed accounts).
Martin Hegarty, Stuart Spodek and Brian Weinstein are responsible for the day-to-day management of the Inflation-Protected Securities Portfolio on behalf of BlackRock.
As of July 14, 2010, Mr. Hegarty did not (i) manage assets for other registered investment companies (ii) manage other pooled investment vehicles, or (iii) manage other accounts.
Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Portfolios, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, the relevant benchmarks for the Funds include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Martin Hegarty	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Matthew Marra	A combination of market-based indices (e.g., Barclays Capital Aggregate Index, Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index), certain customized indices and certain fund industry peer groups.

Eric Pellicciaro	A combination of market-based indices (e.g., Barclays Capital U.S. Aggregate Bond Index, custom 50% Barclays Capital Mortgage-Backed Securities Index/50% Merrill Lynch 10-Year Treasury Index, Barclays Capital GNMA MBS Index), certain customized indices and certain fund industry peer groups.

Rick Rieder	A combination of market-based indices (e.g., Barclays Capital U.S. Aggregate Bond Index, Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index), certain customized indices and certain fund industry peer groups.

Stuart Spodek	A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Brian Weinstein	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.
BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance of fixed income funds is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable. Performance of equity funds is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.
Ownership of Securities
As of July 30, 2010, Messrs. Pellicciaro and Rieder did not beneficially own securities in any of the funds that invest in the Balanced and Core Bond Portfolios. As of July 14, 2010, Mr. Hegarty did not beneficially own securities in any of the funds that invest in the Inflation—Protected Securities Portfolio.
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Investors Should Retain this Supplement for Future Reference